Related-Party Transactions - Summary of Analysis of Activity of Related-Party Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Balance at beginning of year	$ 5,092	$ 6,218
New loans and advances	72	315
Repayments, including loans sold	747	1,441
Balance at end of year	$ 4,417	$ 5,092